Consolidated Statements of Income and Comprehensive Income (Parentheticals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Statement [Abstract]
Revenues services - related parties	¥ 7,121	$ 1,018	¥ 5,576	¥ 3,995
Cost of revenues services - related parties	5,255	751	2,580	1,420
General and administrative expenses services - related parties			¥ 220	¥ 252